INCOME TAX EXPENSE	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 11 — INCOME TAX EXPENSE

Net losses before taxes of RMB33.8 million, RMB668.6 million and RMB 27.8 million were attributed by non-U.S. entities for the years ended March 31, 2024, 2025 and 2026, respectively.

Cayman Islands

UTime Limited is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

Bridgetime is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, dividend payments are not subject to withholdings tax in British Virgin Islands.

Hong Kong

UTime HK and UTime Trading, which were incorporated in Hong Kong, are subject to a two-tiered income tax rates for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 million of profits earned will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 11 — INCOME TAX EXPENSE (cont.)

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiary, VIE and subsidiary of VIE in the PRC are subject to a uniform income tax rate of 25% for the years presented. UTime SZ is regarded as a Certified High and New Technology Enterprise (“HNTE”) and entitled to a favorable statutory tax rate of 15%. Preferential tax treatment of UTime SZ as HNTE from November 2, 2015 to December 26, 2027 has been granted by the relevant tax authorities. UTime SZ is entitled to a preferential tax rate of 15% which is subject to review by State Taxation Administration every three years. As a result of these preferential tax treatments, the reduced tax rates applicable to UTime SZ for the years ended March 31, 2024, 2025 and 2026 are 15%. However, UTime SZ has not enjoyed the above-mentioned preferential tax treatments for the years ended March 31, 2024, 2025 and 2026 due to its loss position and as such there is no impact of these tax holidays on net loss per share.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from January 1, 2018 according to a tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). The additional tax deduction has been increased from 75% of the qualified research and development expenses to 100%, effective from October 1, 2022 according to a tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2022.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. In addition, under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company is subject to the applicable transfer pricing rules in the PRC in connection to the transactions between its subsidiaries, VIE and subsidiaries of VIE located inside and outside PRC.

Withholding tax on undistributed dividends

Under the EIT Law and its implementation rules, the profits of a foreign-invested enterprise arising in 2008 and thereafter that are distributed to its immediate holding company outside the PRC are subject to withholding tax at a rate of 10%. A lower withholding tax rate will be applied if there is a beneficial tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be eligible, with approval of the PRC local tax authority, to be subject to a 5% withholding tax rate under Arrangement between the Mainland China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and Tax Evasion on Income, or the Double Tax Avoidance Arrangement, if such holding company is considered to be a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign-invested enterprise distributing the dividends. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to withholding tax at a rate of 10%. The Company does not intend to have any of its subsidiaries located in PRC distribute any undistributed profits of such subsidiaries in the foreseeable future, but rather expects that such profits will be reinvested by such subsidiaries for their PRC operations. Accordingly, no withholding tax was recorded as of March 31, 2025 and 2026.

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive loss are as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Current tax benefit	-	(59)	-
Deferred tax benefit	(171)	-	-
Total income tax benefits	(171)	(59)	-

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 11 — INCOME TAX EXPENSE (cont.)

The principal components of the deductible temporary difference are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
Deductible temporary difference :
Impairment on receivables	505,754	86,034
Inventories	9,841	16,737
Accrued expenses and employee benefits	11,065	1,085
Net operating loss carry forwards	141,890	132,781
Total gross deductible temporary difference	668,550	236,637
Less: valuation allowances	(668,550)	(236,637)
Total deductible temporary difference, net of valuation allowance	-	-

A tax benefit from an uncertain tax position may be recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The determination is based on the technical merits of the position and presumes that the relevant taxing authority that has full knowledge of all relevant information will examine each uncertain tax position. Although the Company believes the estimates are reasonable, no assurance can be given that the final outcome of these matters will not be different than what is reflected in the historical income tax provisions and accruals.

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended March 31,
	2024	2025	2026
	%	%	%
Statutory rate in PRC	25	25	25
Effect of preferential tax treatment	(4)	-	-
Effect of different tax jurisdiction	(7)	-	-
Research and development super-deduction	2	-	-
Changes in valuation allowance	(16)	(25)	(25)
Total income tax provision	-	-	-

The Company recorded no current tax expense for FY2026 as it had no taxable income. No deferred tax benefit was recognized in respect of the pre-tax loss for the year, as the Company determined that it was more likely than not that the deferred tax assets would not be realized. Accordingly, a full valuation allowance was recorded against the deferred tax assets arising from the loss carryforwards and other deductible temporary differences. The valuation allowance is reflected as a reconciling item in the effective tax rate reconciliation.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 11 — INCOME TAX EXPENSE (cont.)

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2025 and 2026, the Company did not have any significant uncertain tax positions.

The Company is subject to taxation in China and Hong Kong. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB0.1 million. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.